Average Annual Total Returns - PGIM QMA SMALL-CAP VALUE FUND	Sep. 29, 2020	Sep. 28, 2020
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year		22.39%
5 Years		6.99%
10 Years		10.56%
Since Inception
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	25.52%
5 Years	8.23%
10 Years	11.83%
Since Inception
Class Z
Average Annual Return:
1 Year	19.03%
5 Years	5.04%
10 Years	9.96%
Since Inception
Class Z | Return After Taxes on Distributions
Average Annual Return:
1 Year	17.11%
5 Years	1.52%
10 Years	7.44%
Since Inception
Class Z | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	12.01%
5 Years	3.08%
10 Years	7.60%
Since Inception
Class R
Average Annual Return:
1 Year	18.31%
5 Years	4.47%
10 Years	9.38%
Class A
Average Annual Return:
1 Year	12.01%
5 Years	3.53%
10 Years
Since Inception	4.36%
Inception Date	Feb. 14, 2014
Class R6
Average Annual Return:
1 Year	19.09%
5 Years	5.10%
10 Years
Since Inception	6.11%
Inception Date	Sep. 25, 2014
Class C
Average Annual Return:
1 Year	16.31%
5 Years
10 Years
Since Inception	3.69%
Inception Date	Jun. 19, 2015
Class R2
Average Annual Return:
1 Year	18.45%
5 Years
10 Years
Since Inception	(2.68%)
Inception Date	Dec. 28, 2017
Class R4
Average Annual Return:
1 Year	18.79%
5 Years
10 Years
Since Inception	(2.43%)
Inception Date	Dec. 28, 2017